Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 383	$ 892
Cost of revenue [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	27	44
Research and development [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	135	223
Sales and marketing [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	58	249
General and administrative [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 163	$ 376